Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Subsequent Events [Abstract]
Subsequent Events	Note 8 — Subsequent Events

Note 8-Subsequent Events

On August 23, 2019 the Company issued to three accredited investors at prices of $0.40 per share an aggregate of 237,500 shares of the Company’s Common Stock for an aggregate consideration of $95,000.

On August 19, 2019 the Company issued 237,993 shares of Common Stock at a price of $0.50 per share in conversion of the Convertible Note 1-GHS for the principal debt amount of $113,300.00 and interest of $5,696.47 totaling $118,996.47 pursuant to the exemption provided by 3(a)9 of the Securities Act of 1933, as amended. Like the other notes purchased by GHS, the notes were originally issued as “not in a public offering” under the exemption provided by Section 4(2) of the Securities Act of 1933, as amended.